Managing Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aalibertl@nyse.com

CIK
1137360

NYSE Group

07050816

RECD S.E.C.
APR 19 2007
1086

1-32880

CERTNYS

April 19, 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
APR 24 2007
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Market Vectors ETF Trust, Shares of beneficial interest, par value $0.001 per share, of: Market Vectors – Global Alternative Energy ETF and Market Vectors – Russia ETF and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 19, 2007. Tentative listing date – Not yet determined.

Sincerely,

END